INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2022	May 31, 2022	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current Assets	$ 3,774,921			$ 4,175,578	$ 3,774,921
Non-current Assets	13,405,187			13,734,786	13,405,187	$ 12,744,267
Total assets	17,180,108			17,910,364	17,180,108	16,668,311
Current Liabilities	1,526,284			2,071,742	1,526,284
Non-current Liabilities	7,393,840			7,829,593	7,393,840
Equity	8,259,984			8,009,029	8,259,984	7,818,504	$ 7,415,635
Total equity and liabilities	17,180,108			17,910,364	17,180,108
Income				6,011,819	7,102,070	6,349,761
Profit or loss (continuing operations)				(358,527)	704,226	1,031,599
Other comprehensive income				199,901	177,578	(179,964)
Comprehensive income				(158,626)	881,804	851,635
Dividends received	183,971	$ 192,132	$ 271,000	92,923	440,324	$ 596,215
Associates [member]
Statement [Line Items]
Current Assets	8,471			24,047	8,471
Non-current Assets	224,373			380,419	224,373
Total assets	232,844			404,466	232,844
Current Liabilities	5,655			12,056	5,655
Non-current Liabilities	21,304			128,858	21,304
Equity	205,885			263,552	205,885
Total equity and liabilities	232,844			404,466	232,844
Income				15,529	14,064
Other income / expenses				(6,503)	515
Profit or loss (continuing operations)				9,026	14,579
Other comprehensive income				0	0
Comprehensive income				9,026	14,579
Dividends received				2,187	1,511
Inversiones Puerto Coronel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	1			1	1
Non-current Assets	129,819			131,395	129,819
Total assets	129,820			131,396	129,820
Current Liabilities	54			54	54
Non-current Liabilities	0			0	0
Equity	129,766			131,342	129,766
Total equity and liabilities	129,820			131,396	129,820
Income				0	0
Other income / expenses				2,095	9,544
Profit or loss (continuing operations)				2,095	9,544
Other comprehensive income				0	0
Comprehensive income				2,095	9,544
Dividends received				0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	5,677			7,449	5,677
Non-current Assets	2,273			2,188	2,273
Total assets	7,950			9,637	7,950
Current Liabilities	4,527			6,021	4,527
Non-current Liabilities	1,798			1,362	1,798
Equity	1,625			2,254	1,625
Total equity and liabilities	7,950			9,637	7,950
Income				4,996	4,323
Other income / expenses				(4,360)	(3,736)
Profit or loss (continuing operations)				636	587
Other comprehensive income				0	0
Comprehensive income				636	587
Dividends received				0	0
Florestal Vale do corisco [Member] | Associates [member]
Statement [Line Items]
Current Assets	2,368			4,841	2,368
Non-current Assets	73,089			77,284	73,089
Total assets	75,457			82,125	75,457
Current Liabilities	1,066			1,743	1,066
Non-current Liabilities	19,475			20,990	19,475
Equity	54,916			59,392	54,916
Total equity and liabilities	75,457			82,125	75,457
Income				10,533	9,741
Other income / expenses				(4,476)	(5,290)
Profit or loss (continuing operations)				6,057	4,451
Other comprehensive income				0	0
Comprehensive income				6,057	4,451
Dividends received				2,187	1,511
Falcao MS SPE S.A [Member] | Associates [member]
Statement [Line Items]
Current Assets	413			11,746	413
Non-current Assets	19,136			169,486	19,136
Total assets	19,549			181,232	19,549
Current Liabilities	1			4,238	1
Non-current Liabilities	0			106,468	0
Equity	19,548			70,526	19,548
Total equity and liabilities	19,549			181,232	19,549
Income				0	0
Other income / expenses				238	(3)
Profit or loss (continuing operations)				238	(3)
Other comprehensive income				0
Comprehensive income				238	(3)
Dividends received				0	0
Consorcio Tecnológico Bioenercel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	0			0	0
Non-current Assets	4			4	4
Total assets	4			4	4
Current Liabilities	0			0	0
Non-current Liabilities	3			3	3
Equity	1			1	1
Total equity and liabilities	4			4	4
Income				0	0
Other income / expenses				0	0
Profit or loss (continuing operations)				0	0
Other comprehensive income				0	0
Comprehensive income				0	0
Dividends received				0	0
Genómica Forestal S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	12			10	12
Non-current Assets	52			62	52
Total assets	64			72	64
Current Liabilities	7			0	7
Non-current Liabilities	28			35	28
Equity	29			37	29
Total equity and liabilities	$ 64			72	64
Income				0	0
Other income / expenses				0	0
Profit or loss (continuing operations)				0	0
Other comprehensive income				0	0
Comprehensive income				0	0
Dividends received				$ 0	$ 0